Dreyfus LifeTime

      Portfolios, Inc.

      SEMIANNUAL REPORT March 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE PORTFOLIOS
--------------------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Performance

                                 Statement of Investments

                             8         Income Portfolio

                            18         Growth and Income Portfolio

                            31         Growth Portfolio

                                    Statement of Financial Futures

                            17         Income Portfolio

                            30         Growth and Income Portfolio

                            37         Growth Portfolio

                            38      Statement of Assets and Liabilities

                            40      Statement of Operations

                                    Statement of Changes in Net Assets

                            42         Income Portfolio

                            44         Growth and Income Portfolio

                            46         Growth Portfolio

                                    Financial Highlights

                            48         Income Portfolio

                            50         Growth and Income Portfolio

                            52         Growth Portfolio

                            54      Notes to Financial Statements

                                    FOR MORE INFORMATION
--------------------------------------------------------------------------------

                                                       Back Cover

                                              Dreyfus LifeTime Portfolios, Inc.

                                                                 The Portfolios

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus LifeTime Portfolios, Inc. covers the six-month period from October 1, 2002, through March 31, 2003. Inside, you'll find valuable information about how the portfolios were managed during the reporting period, including a discussion with the portfolio manager, Steven A. Falci.

The financial markets were dominated during the reporting period by a weak economy, corporate scandals, higher oil prices and the start of the war in Iraq. In this environment, investors generally continued to prefer the relative stability of fixed-income securities to other asset classes, such as stocks. Many corporations apparently decided to wait until the situation in Iraq is resolved before committing to new capital spending. In addition, higher oil prices and deteriorating consumer confidence put pressure on corporate earnings and stock prices.

Will bonds continue to outperform stocks? No one can know for sure. In both markets, we believe that finding the right individual securities will be key to investment success, requiring intensive research to find the most compelling opportunities. In the meantime, we continue to encourage you to maintain an ongoing dialogue with your financial advisor to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2003


2

DISCUSSION OF PERFORMANCE

Steven A. Falci, Portfolio Manager

How did Dreyfus LifeTime Portfolios, Inc. perform relative to its benchmarks?

For the six-month period ended March 31, 2003, Dreyfus LifeTime Portfolios, Inc. produced the following total returns:(1)

GROWTH PORTFOLIO                                     CUSTOMIZED BLENDED INDEX(2)
--------------------------------------------------------------------------------

Investor Shares                            1.72%                 2.45%

Restricted Shares                          2.08%

GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                            2.29%                 3.07%

Restricted Shares                          2.50%

INCOME PORTFOLIO
--------------------------------------------------------------------------------

Investor Shares                            2.53%                 3.38%

Restricted Shares                          2.78%

The total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 5.01% total return for the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") for the same period. The total return for the Income Portfolio also compares to a 3.23% total return for the Lehman Brothers Intermediate Government/ Credit Bond Index for the reporting period.(3

We are pleased with the portfolios' positive absolute returns in a volatile stock market. However, results from our stock selection strategy contributed to overall returns that slightly underperformed the portfolios' customized blended index.

What are the portfolios' investment approaches?

Dreyfus LifeTime Portfolios, Inc. consists of three separate portfolios offering a range of investment approaches: Income Portfolio, the most conservative of the three; Growth and Income Portfolio, a moderate fund; and Growth Portfolio, the most aggressive of the three. While the
                                                                The Portfolios 3


DISCUSSION OF PERFORMANCE (CONTINUED)

portfolios are managed using the same basic investment philosophy, each varies according to its own investment goals and risk tolerance levels. The Growth Portfolio seeks capital appreciation. The Growth and Income Portfolio seeks maximum total return (capital appreciation plus current income). The Income Portfolio seeks maximum current income, with capital appreciation as a secondary goal.

All three portfolios typically invest in stocks and bonds. However, each allocates its assets between those two investment classes in a different way related to the investment horizon and tolerance for risk of the holders of each fund. While the actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions, typical portfolio allocations are as follows: Income Portfolio, 67.5% bonds, 22.5% stocks and 10% cash; Growth and Income Portfolio, 50% bonds and 50% stocks; Growth Portfolio, 20% bonds and 80% stocks. The allowable minimum equity positions for the Growth Portfolio and Growth and Income Portfolio are 65% and 35%, respectively. The allowable maximum equity positions for the Growth Portfolio and the Growth and Income Portfolio are 100% and 65%, respectively. We assess the relative values of stock and bond prices across
different   markets   using   variables   such   as  price-to-earnings  ratios,
interest-rate levels and the shape of the yield curve in determining the asset class weightings in the Growth Portfolio and the Growth and Income Portfolio

What other factors influenced the portfolios' performance?

Heightened   market   volatility   significantly   influenced  the  portfolios'
performance. The bear market had driven stock prices to relatively low levels when the reporting period began. After reaching its low point for the reporting period in October, the stock market enjoyed a strong, but brief, rally. Enticed by the low prices of speculative companies that had been punished in the bear market, investors flocked toward what they regarded as "bargains," but they appeared to pay little attention to business fundamentals, such as earnings. In December, disappointing holiday retail sales reduced investors' expectations that the economy would strengthen and, as a result, stocks declined. The

4

stock market generally continued to decline through the first quarter of 2003, erasing earlier gains as geopolitical tensions intensified, culminating in the outbreak of war in Iraq.

In this volatile environment, our stock selection strategy detracted modestly from the portfolios' performance because they held few of the more speculative stocks that rallied strongly in October and November. However, during the second half of the reporting period, our stock selection strategy shifted from an emphasis on valuation to a more even balance between valuation and earnings, a move we believe has helped improve the portfolios' performance. Stock selection contributed positively to performance from December through March, continuing the positive contribution of stock selection over the last year.

Returns from the portfolios' fixed-income investments were driven by declining short-term interest rates and lower debt levels among corporate issuers with investment-grade credit ratings. We added to the portfolios' holdings of corporate bonds in early 2003, bringing the more credit-sensitive market sector to a weighting that was roughly in line with that of the benchmark.

What are the portfolios' current strategies?

Our strategy for the Income Portfolio is to manage it in a way that is appropriate for the income needs and low tolerance for volatility of the income-oriented investor. As for the Growth Portfolio and Growth and Income Portfolio, they continue to maintain an overweighted position in stocks relative to bonds. In addition, the stock selection strategy for these two portfolios continues to pay close attention to valuations and earnings. However, we continue to be concerned about heightened market volatility, and we have adopted a relatively cautious posture. In addition, we continue to emphasize diversification across asset classes, industry groups and securities, which we believe helps reduce the risk that instability in any one area will have a disproportionate effect on the portfolios' overall performance.

April 15, 2003

                                                               The Portfolios  5

DISCUSSION OF PERFORMANCE (CONTINUED)

                   ASSET CLASS EXPOSURE AS OF MARCH 31, 2003

GROWTH AND INCOME PORTFOLIO

Foreign Equity                 5.21%
Short Term and Net Cash         .84%
Small Cap Domestic Equity     11.41%
Fixed Income                  35.85%
Large Cap Domestic Equity     46.69%


GROWTH PORTFOLIO

Short Term and Net Cash 2.35%
Foreign Equity                12.33%
Small Cap Domestic Equity     16.02%
Large Cap Domestic Equity     69.3%



(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, PORTFOLIO SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) FOR THE Growth Portfolio, THE CUSTOMIZED BLENDED INDEX HAS BEEN PREPARED BY THE PORTFOLIO FOR PURPOSES OF MORE ACCURATE COMPARISON TO THE GROWTH PORTFOLIO'S OVERALL PORTFOLIO COMPOSITION. WE


6


     HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGE SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 54.4%; DOMESTIC SMALL COMPANY STOCKS -- 13.6%; FOREIGN STOCKS -- 12%; DOMESTIC BONDS -- 17%; AND FOREIGN BONDS -- 3%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX, THE RUSSELL 2000 INDEX, THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (FREE) INDEX -- HEDGED $U.S. (MSCI EAFE), THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ("LEHMAN BROTHERS INDEX") AND THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX -- HEDGED ("J.P. MORGAN GLOBAL INDEX") AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCK PERFORMANCE AND IS COMPOSED OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 3000 INDEX IS COMPOSED OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION. THE MSCI EAFE IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES
     REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES AND INCLUDES NET DIVIDENDS REINVESTED. THE LEHMAN BROTHERS INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF GOVERNMENT AND CORPORATE BOND MARKET PERFORMANCE COMPOSED OF U.S. GOVERNMENT, TREASURY AND AGENCY SECURITIES, FIXED-INCOME SECURITIES AND NONCONVERTIBLE INVESTMENT-GRADE CORPORATE DEBT, WITH AN AVERAGE MATURITY OF 1-10 YEARS. THE J.P. MORGAN GLOBAL INDEX IS AN INDEX THAT MEASURES RETURN ON BONDS FROM 12 WORLD MARKETS, HEDGED INTO U.S. DOLLARS. THIS INDEX DOES NOT INCLUDE A U.S. BOND COMPONENT. NONE OF THE FOREGOING INDICES REFLECTS ACCOUNT CHARGES, FEES OR OTHER EXPENSES. FOR THE Growth and Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: DOMESTIC LARGE COMPANY STOCKS -- 36%; DOMESTIC SMALL COMPANY STOCKS -- 9%; FOREIGN STOCKS -- 5%; DOMESTIC BONDS -- 45%; AND FOREIGN BONDS -- 5%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE S&P 500 INDEX, THE RUSSELL 2000 INDEX, THE MSCI EAFE, THE LEHMAN BROTHERS INDEX AND THE J.P. MORGAN GLOBAL INDEX AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES. THE INDICES ARE DESCRIBED ABOVE. FOR THE Income Portfolio, WE HAVE COMBINED THE PERFORMANCE OF UNMANAGED INDICES REFLECTING THE BASELINE PERCENTAGES SET FORTH IN THE PROSPECTUS, BUT IN GREATER DETAIL THAN THE BROADER PROSPECTUS BASELINE PERCENTAGES: BONDS -- 67.5%; STOCKS -- 22.5%; AND TREASURY BILLS -- 10%. THE CUSTOMIZED BLENDED INDEX COMBINES RETURNS FROM THE LEHMAN BROTHERS INDEX, THE S&P 500 INDEX (BOTH DESCRIBED ABOVE) AND THE 90-DAY TREASURY BILL RATE, AS IT CHANGES FROM TIME TO TIME, AND IS WEIGHTED TO THE AFOREMENTIONED BASELINE PERCENTAGES.

(3) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX ARE DESCRIBED ABOVE.

                                                               The Portfolios  7



STATEMENT OF INVESTMENTS

March 31, 2003 (Unaudited)


INCOME PORTFOLIO

                                                                                                 Principal
BONDS AND NOTES--67.3%                                                                           Amount ($)            Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--15.8%

AMVESCAP, Gtd. Notes,

   6.60%, 2005                                                                                  200,000                  216,216

AXA Financial, Sr. Notes,

   7.75%, 2010                                                                                  175,000                  203,083

Allstate, Sr. Notes,

   7.875%, 2005                                                                                 300,000  (a)             335,342

Amerada Hess, Notes,

   7.375%, 2009                                                                                 200,000                  228,544

American General Finance, Notes,

   5.875%, 2006                                                                                 300,000                  327,044

Anadarko Finance, Gtd. Notes,

   6.75%, 2011                                                                                  100,000                  113,924

Australia & New Zealand Banking Group,
   Sub. Notes, 7.55%, 2006                                                                      150,000                  171,091

BB&T, Sub. Notes,

   4.75%, 2012                                                                                  170,000                  172,989

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  250,000                  303,634

Bank of New York, Sr. Notes,

   5.20%, 2007                                                                                  275,000                  297,900

Bank One, Sub. Notes,

   5.90%, 2011                                                                                  240,000                  263,293

Bear Stearns, Sr. Notes,

   7%, 2007                                                                                     150,000                  170,800

Bayerische Landesbank, Sub. Notes,

   5.875%, 2008                                                                                 225,000                  250,858

Boeing Capital, Sr. Notes,

   6.35%, 2007                                                                                  300,000                  322,393

CITIGROUP, Sub. Notes,

   7.25%, 2010                                                                                  450,000                  533,939

COUNTRYWIDE HOME, Gtd. Notes,

   5.50%, 2006                                                                                  235,000                  251,559

Canadian Government, Bonds,

   5.25%, 2008                                                                                  200,000                  223,416

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 260,000  (a)             282,069

Deutsche Telekom International Finance,
   Gtd. Notes, 8.50%, 2010                                                                      200,000                  235,081


INCOME PORTFOLIO (CONTINUED)

8
                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Diageo Capital, Gtd. Notes,

   7.25%, 2009                                                                                  185,000                  220,035

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  150,000                  166,815

European Investment Bank, Notes,

   4.625%, 2007                                                                                 550,000                  590,221

Fleet Boston, Sub. Notes,

   7.375%, 2009                                                                                 135,000                  158,719

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                                 600,000                  559,879

General Electric Capital, Sub. Notes,

   8.125%, 2012                                                                                 250,000                  306,286

General Motors Acceptance Corp., Notes,

   6.75%, 2006                                                                                  785,000                  817,722

Goldman Sachs Group, Notes,

   6.60%, 2012                                                                                  275,000                  307,645

HSBC Holding, Sub. Notes,

   7.50%, 2009                                                                                  100,000                  119,480

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  150,000                  173,481

Household Finance, Notes,

   8%, 2010                                                                                     260,000                  307,926

Inter-American Development Bank:

   Bonds, 5.75%, 2008                                                                           270,000                  303,927

   Sr. Unsub. Notes, 6.50%, 2004                                                                200,000                  215,420

International Bank for Reconstruction &
   Development, Sr. Unsub. Notes, 5%, 2006                                                      250,000                  270,606

KFW International Finance, Bank Gtd. Notes:

   5.25%, 2006                                                                                  250,000                  274,110

   4.75%, 2007                                                                                  300,000                  322,772

Key Bank, Sub. Notes,

   7%, 2011                                                                                     150,000                  174,205

Kingdom of Spain, Notes,

   7%, 2005                                                                                     700,000  (a)             776,628

Lehman Brothers Holdings, Notes,

   6.625%, 2012                                                                                 250,000  (a)             282,593

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  250,000                  274,807

                                                                                                    The Portfolios  9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Mack-Cali Realty, Notes,

   7%, 2004                                                                                     200,000                  208,954

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     250,000                  277,323

MetLife, Sr. Notes,

   6.125%, 2011                                                                                 150,000                  164,067

Morgan Stanley Dean Witter,
   Unsub. Notes, 6.10%, 2006                                                                    450,000                  492,513

New Brunswick (Province), Deb.,

   7.625%, 2004                                                                                 400,000                  430,826

Ontario (Province Of), Sr. Unsub. Notes,

   5.50%, 2008                                                                                  250,000                  278,615

Quebec Province, Deb.,

   7%, 2007                                                                                     215,000  (a)             248,026

Republic of Korea, Unsub. Notes,

   8.875%, 2008                                                                                 200,000  (a)             240,760

Royal Bank of Scotland Group,
   Sub. Notes, 6.375%, 2011                                                                     160,000  (a)             179,675

SLM, Notes,

   3.625%, 2008                                                                                 375,000                  376,695

Sanwa Finance Aruba, Gtd. Notes,

   8.35%, 2009                                                                                  100,000                  110,924

Sumitomo Bank International Finance,

   Gtd. Notes, 8.50%, 2009                                                                      150,000                  178,401

U.S. Bank, Notes,

   5.70%, 2008                                                                                  300,000                  331,873

United Mexican States, Notes,

   9.875%, 2010                                                                                 250,000  (a)             310,625

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  200,000                  232,854

Walt Disney, Notes,

   6.375%, 2012                                                                                 165,000  (a)             177,661

Washington Mutual, Notes,

   7.50%, 2006                                                                                  250,000                  287,327

Wells Fargo, Sub. Notes,

   6.25%, 2008                                                                                  450,000                  513,519

                                                                                                                      16,567,090


INCOME PORTFOLIO (CONTINUED)

10
                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL--9.0%

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  150,000  (a)             174,279

Alcoa, Notes,

   7.375%, 2010                                                                                 100,000                  117,903

Bottling Group, Gtd. Notes,

   4.625%, 2012                                                                                 180,000  (b)             179,992

Bristol-Myers Squibb, Notes,

   5.75%, 2011                                                                                  170,000                  182,691

Burlington, Gtd. Notes

   5.60%, 2006                                                                                  200,000                  218,700

Carter Holt Harvey, Sr. Notes,

   8.875%, 2004                                                                                 200,000                  218,180

ChevronTexaco Capital, Gtd. Notes,

   3.50%, 2007                                                                                  300,000  (a)             306,506

Coca-Cola, Notes,

   5.75%, 2011                                                                                  100,000                  110,713

Comcast Cable Communications, Notes,

   6.20%, 2008                                                                                  250,000                  266,139

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 150,000                  181,415

Coors Brewing, Gtd. Notes,

   6.375%, 2012                                                                                  85,000                   95,353

Cox Communications, Notes,

   6.875%, 2005                                                                                 400,000  (a)             435,554

DaimlerChrysler, Gtd. Notes,

   8%, 2010                                                                                     150,000                  173,116

General Electric Capital, Deb.,

   8.85%, 2005                                                                                  300,000                  340,049

General Mills, Notes,

   6%, 2012                                                                                      80,000                   87,922

General Motors, Notes,

   7.20%, 2011                                                                                  165,000                  165,029

Georgia Power, Sr. Notes,

   4.875%, 2007                                                                                 300,000                  318,562

Gillette, Notes,

   4%, 2005                                                                                     350,000                  367,229

                                                                                                      The Portfolios  11

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Hertz, Sr. Notes,

   8.25%, 2005                                                                                  200,000                  203,863

Hewlett-Packard, Notes,

   7.15%, 2005                                                                                  200,000                  218,764

International Paper, Notes,

   6.75%, 2011                                                                                  150,000                  168,439

John Deere Capital, Notes,

   7%, 2012                                                                                     175,000                  202,912

Kellogg, Notes,

   6%, 2006                                                                                     250,000                  274,654

Kerr-McGee, Gtd. Notes,

   6.875%, 2011                                                                                 150,000                  167,271

Kinder Morgan Energy Partners, Notes,

   7.125%, 2012                                                                                 175,000                  200,951

Kraft Foods, Notes,

   4.625%, 2006                                                                                 250,000                  256,663

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  175,000                  216,277

McDonald's, Notes,

   6%, 2011                                                                                     190,000                  207,094

NIKE, Sr. Notes,

   5.50%, 2006                                                                                  250,000                  273,060

Nordstrom, Sr. Notes,

   5.625%, 2009                                                                                 200,000                  212,670

Norfolk Southern, Sr. Notes,

   6.20%, 2009                                                                                  250,000                  280,081

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  135,000                  169,372

SBC Communications, Notes,

   5.75%, 2006                                                                                  250,000  (a)             273,442

Safeway, Notes,

   5.80%, 2012                                                                                  200,000                  211,148

Sara Lee, Notes,

   6.25%, 2011                                                                                  170,000                  190,830

Target, Notes,

   5.875%, 2012                                                                                 300,000                  326,397


INCOME PORTFOLIO (CONTINUED)


12
                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

Time Warner, Notes,

   7.75%, 2005                                                                                  250,000                  269,271

Unilever Capital, Gtd. Notes,

   7.125%, 2010                                                                                 150,000                  177,758

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 250,000                  292,839

Viacom, Gtd. Notes,

   7.75%, 2005                                                                                  175,000                  195,189

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 100,000                  118,352

Weyerhaeuser, Notes,

   6.125%, 2007                                                                                 300,000  (a)             325,265

                                                                                                                       9,371,894

TRANSPORTATION--.2%

Union Pacific, Notes,

   6.50%, 2012                                                                                  150,000                  169,744

UTILITIES--3.5%

AT&T, Sr. Notes,

   7.30%, 2011                                                                                  200,000                  215,655

AT&T Wireless, Sr. Notes,

   7.875%, 2011                                                                                  75,000                   84,035

British Telecom, Notes,

   8.375%, 2010                                                                                 200,000                  243,350

Cincinnati Gas and Electric, Notes,

   5.70%, 2012                                                                                  100,000                  105,880

DPL, Sr. Notes,

   6.875%, 2011                                                                                 180,000                  175,299

Duke Energy, Sr. Notes,

   5.625%, 2012                                                                                  75,000                   76,460

France Telecom, Notes,

   8.70%, 2006                                                                                  195,000                  221,600

Hydro-Quebec, Gtd. Notes,

   6.30%, 2011                                                                                  160,000                  183,429

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  350,000                  373,730

                                                                                                      The Portfolios   13

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

14
                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

National Rural Utilities, Collateral Trust,

   5.50%, 2005                                                                                  500,000                  529,187

Niagara Mohawk Power, First Mortgage,

   7.75%, 2006                                                                                  200,000                  226,706

PPL Electric Utilities, Scd. Sr. Bonds,

   6.25%, 2009                                                                                  200,000                  225,924

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                   80,000                   90,177

Sprint Capital, Gtd. Notes,

   7.625%, 2011                                                                                 150,000                  154,500

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  145,000                  171,094

United Technologies, Notes,

   7.125%, 2010                                                                                 150,000                  177,865

Virginia Electric & Power, Sr. Notes,

   4.75%, 2013                                                                                   75,000                   75,635

Vodafone Group, Notes,

   7.75%, 2010                                                                                  135,000                  161,781

Wisconsin Energy, Sr. Notes,

   6.50%, 2011                                                                                  200,000                  222,452

                                                                                                                       3,714,759

U.S. GOVERNMENT & AGENCIES--38.8%

Federal Home Loan Bank:

  Bonds:

      3.375%, 6/15/2004                                                                       1,750,000                1,793,750

      4.75%, 6/28/2004                                                                          300,000                  312,375

      5.75%, 5/15/2012                                                                          455,000                  509,600

   Sr. Notes,

      5.80%, 9/2/2008                                                                           500,000                  563,403

Federal Home Loan Mortgage Corp., Notes:

   5%, 5/15/2004                                                                                645,000                  671,972

   7%, 7/15/2005                                                                              1,000,000                1,117,154


INCOME PORTFOLIO (CONTINUED)

14
                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES (CONTINUED)

Federal Home Loan Mortgage Corp., Notes (continued):

   5.50%, 7/15/2006                                                                           1,000,000                1,099,806

   3.50%, 9/15/2007                                                                             300,000                  308,437

   5.75%, 3/15/2009                                                                             880,000                  993,300

   6%, 6/15/2011                                                                                300,000                  342,350

   5.125%, 7/15/2012                                                                            450,000                  482,063

Federal National Mortgage Association, Notes:

   5.75%, 6/15/2005                                                                           1,300,000                1,414,280

   5.50%, 5/2/2006                                                                            2,650,000                2,884,864

   5.25%, 1/15/2009                                                                           1,790,000                1,971,506

   5.375%, 11/15/2011                                                                           500,000                  546,392

   4.375%, 9/15/2012                                                                            150,000                  151,404

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                        1,750,000                2,036,493

   10%, 5/15/2010                                                                             1,575,000                1,845,821

U.S. Treasury Notes:

   3.375%, 4/30/2004                                                                          1,120,000                1,146,510

   7.25%, 8/15/2004                                                                           2,020,000                2,185,054

   5.875%, 11/15/2004                                                                         1,730,000                1,854,543

   7.875%, 11/15/2004                                                                         1,710,000                1,887,669

   7.50%, 2/15/2005                                                                           1,025,000                1,139,584

   6.75%, 5/15/2005                                                                           1,650,000                1,828,200

   7%, 7/15/2006                                                                              1,720,000                1,983,830

   6.25%, 2/15/2007                                                                             275,000                  314,314

   6.625%, 5/15/2007                                                                          4,370,000                5,078,071

   5.625%, 5/15/2008                                                                            300,000                  339,621

   6.50%, 2/15/2010                                                                             750,000                  895,103

   5.75%, 8/15/2010                                                                           1,250,000                1,435,838

   5%, 8/15/2011                                                                                915,000                1,003,563

   4.875%, 2/15/2012                                                                            505,000                  548,455

                                                                                                                      40,685,325

TOTAL BONDS AND NOTES

   (cost $65,874,254)                                                                                                 70,508,812

                                                                                                   The Portfolios  15

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

INCOME PORTFOLIO (CONTINUED)

                                                                                             Principal
SHORT-TERM INVESTMENTS--32.3%                                                                Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--20.9%

  Greenwich Capital Markets,

  Repurchase Agreement, 1.31%

  dated 3/31/2003 to be repurchased

  at $21,930,798 on 4/1/2003 (fully
  collateralized by $20,340,000 of various

  U.S. Government Agency Obligations,

   value $22,221,651)                                                                        21,930,000               21,930,000

U.S. TREASURY BILLS--11.4%

   1.13%, 4/10/2003                                                                          10,000,000                9,997,100

   1.13%, 6/19/2003                                                                           2,000,000  (c)           1,995,220

                                                                                                                      11,992,320

TOTAL SHORT-TERM INVESTMENTS

   (cost $33,922,194)                                                                                                 33,922,320
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED--4.2%                                                                   Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred

  Money Market Fund

   (cost $4,368,130)                                                                          4,368,130                4,368,130
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $104,164,578)                                                            103.8%              108,799,262

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (3.8%)              (3,997,706)

NET ASSETS                                                                                       100.0%              104,801,556

(A)  ALL OR A PORTION OF THESE  SECURITIES  ARE ON LOAN. AT MARCH 31, 2003,  THE
     TOTAL MARKET VALUE OF THE PORTFOLIO'S  SECURITIES ON LOAN IS $4,222,760 AND
     THE  TOTAL  MARKET  VALUE  OF  THE  COLLATERAL  HELD  BY THE  PORTFOLIO  IS
     $4,368,130.

(B)  SECURITY EXEMPT FROM REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT OF
     1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION,
     NORMALLY  TO  QUALIFIED  INSTITUTIONAL  BUYERS.  AT MARCH  31,  2003,  THIS
     SECURITY AMOUNTED TO $179,992 OR APPROXIMATELY .2% OF NET ASSETS.

(C)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

16

STATEMENT OF FINANCIAL FUTURES

March 31, 2003 (Unaudited)

INCOME PORTFOLIO

                                                                       Market Value                                    Unrealized
                                                                        Covered by                                   Appreciation
                                                Contracts             Contracts ($)             Expiration          at 3/31/2003 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED

Standard & Poor's 500                                 106                22,445,500              June 2003                50,240

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                 The Portfolios  17

STATEMENT OF INVESTMENTS

March 31, 2003 (Unaudited)

GROWTH AND INCOME PORTFOLIO

COMMON STOCKS--47.1%                                                                            Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.2%

Altria Group                                                                                     20,700                  620,172

CONSUMER CYCLICAL--4.7%

AutoZone                                                                                         11,200  (a)             769,552

Coach                                                                                            16,600  (a)             636,278

Columbia Sportswear                                                                               9,300  (a)             345,681

Eastman Kodak                                                                                    18,200  (a,b)           538,720

Eaton                                                                                             6,900                  482,655

HONDA MOTOR, ADR                                                                                 19,500                  323,700

Harley-Davidson                                                                                  19,500                  774,345

Home Depot                                                                                       73,000                1,778,280

International Game Technology                                                                     7,800  (a)             638,820

J. C. Penney                                                                                     31,300                  614,732

Limited Brands                                                                                   44,800                  576,576

Liz Claiborne                                                                                    14,000                  432,880

Maytag                                                                                           18,000                  342,540

Ross Stores                                                                                      17,500                  632,625

Starbucks                                                                                        27,600  (a)             710,976

V. F.                                                                                            22,600                  850,438

Wal-Mart Stores                                                                                  49,100                2,554,673

Wendy's International                                                                            25,100                  690,501

                                                                                                                      13,693,972

CONSUMER STAPLES--3.2%

Clorox                                                                                           28,200                1,301,994

Coca-Cola                                                                                        13,400                  542,432

Fortune Brands                                                                                   22,800                  977,436

Fresh Del Monte Produce                                                                          17,400                  265,350

Kimberly-Clark                                                                                   27,700                1,259,242

Kraft Foods, Cl. A                                                                               18,700                  527,340

PepsiCo                                                                                          39,400                1,576,000

Procter & Gamble                                                                                 31,900                2,840,695

                                                                                                                       9,290,489

ENERGY--3.1%

Anadarko Petroleum                                                                               17,200                  782,600

Apache                                                                                           12,800                  790,272

ChevronTexaco                                                                                    31,900                2,062,335

ConocoPhillips                                                                                   18,100                  970,160

18

GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Exxon Mobil                                                                                      92,300                3,225,885

Sunoco                                                                                           21,200                  775,284

Varco International                                                                              28,000  (a)             512,680

                                                                                                                       9,119,216

HEALTH CARE--7.3%

Abbott Laboratories                                                                              10,600                  398,666

Allergan                                                                                          6,100  (b)             416,081

Amgen                                                                                            32,000  (a)           1,841,600

Aventis, ADR                                                                                     13,100                  578,365

Bard (C.R.)                                                                                      14,600                  920,676

Becton, Dickinson & Co.                                                                          29,700                1,022,868

Forest Laboratories                                                                              13,600  (a)             733,992

Gilead Sciences                                                                                  14,500  (a,b)           608,855

Guidant                                                                                          21,800  (a)             789,160

Johnson & Johnson                                                                                63,900                3,697,893

Merck & Co.                                                                                      54,900                3,007,422

Mylan Laboratories                                                                               13,900                  399,625

Novartis, ADR                                                                                    24,900                  922,794

Pfizer                                                                                           74,000                2,305,840

Pharmacia                                                                                        15,300                  662,490

WellPoint Health Networks                                                                        13,200  (a)           1,013,100

Wyeth                                                                                            49,000                1,853,180

                                                                                                                      21,172,607

INTEREST SENSITIVE--11.2%

Aetna                                                                                            16,500                  813,450

Ambac Financial Group                                                                            14,900                  752,748

American International Group                                                                     17,200                  850,540

Bank of America                                                                                  33,200                2,219,088

Bear Stearns                                                                                     16,000                1,049,600

Capital One Financial                                                                            29,900  (b)             897,299

Charter One Financial                                                                            16,600                  459,156

Citigroup                                                                                       107,400                3,699,930

Countrywide Financial                                                                            17,500                1,006,250

Fidelity National Financial                                                                      16,800                  573,720

First Tennessee National                                                                         25,300                1,004,663

Freddie Mac                                                                                      31,000                1,646,100

                                                                                               The Portfolios   19


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
----------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

General Electric                                                                                 149,200                3,804,600

GreenPoint Financial                                                                              18,000                  806,580

John Hancock Financial Services                                                                   26,900                  747,282

MBNA                                                                                              59,000                  887,950

Marshall & Ilsley                                                                                 15,000                  383,400

Merrill Lynch & Co.                                                                               25,000                  885,000

North Fork Bancorporation                                                                         14,800                  435,860

Old Republic International                                                                        21,800                  583,150

Providian Financial                                                                              62,000  (a)             406,720

Radian Group                                                                                     16,400                  547,432

RenaissanceRe                                                                                    17,900                  716,895

St. Paul Cos.                                                                                    19,800                  629,640

U.S. Bancorp                                                                                     68,600                1,302,028

Union Planters                                                                                   29,900                  786,071

UnionBanCal                                                                                      17,000                  670,140

UnumProvident                                                                                    38,500                  377,300

W. R. Berkley                                                                                     8,700                  372,795

Washington Mutual                                                                                25,100                  885,277

Wells Fargo & Co.                                                                                42,600                1,916,574

Zions Bancorporation                                                                             14,100                  603,198

                                                                                                                      32,720,436

PRODUCER GOODS & SERVICES--4.1%

American Power Conversion                                                                        33,100  (a)             471,344

Avery Dennison                                                                                    9,500  (b)             557,365

Bemis                                                                                             8,500                  357,510

Cooper Industries, Cl. A                                                                         17,200                  614,212

Eastman Chemical                                                                                 11,900                  344,981

Emerson Electric                                                                                 15,100                  684,785

Energizer Holdings                                                                               17,100  (a)             435,879

Fluor                                                                                            20,600                  693,808

ITT Industries                                                                                   11,100                  592,851

Illinois Tool Works                                                                               9,100                  529,165

Lennar                                                                                            6,300                  337,365

PPG Industries                                                                                    9,300                  419,244

Pentair                                                                                          14,200                  501,970


20

GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Raytheon                                                                                         21,200                  601,444

Rockwell Automation                                                                              30,400                  629,280

3M                                                                                               13,700                1,781,411

United Parcel Service, Cl. B                                                                     31,400                1,789,800

United States Steel                                                                              18,600                  182,838

W.W. Grainger                                                                                     8,600                  368,940

                                                                                                                      11,894,192

SERVICES--3.1%

Carnival                                                                                         28,500                  687,135

Clear Channel Communications                                                                     13,800  (a)             468,096

Comcast, Cl. A                                                                                   41,300  (a)           1,180,767

Equifax                                                                                          21,600                  431,784

First Data                                                                                       30,400                1,125,104

Gannett                                                                                          12,900                  908,547

McGraw-Hill Cos.                                                                                  7,100                  394,689

Moody's                                                                                          10,000                  462,300

Rent-A-Center                                                                                     8,600  (a)             470,506

Republic Services                                                                                24,800  (a)             492,032

Viacom, Cl. B                                                                                    40,000  (a)           1,460,800

Vodafone Group, ADR                                                                              22,800                  415,416

Westwood One                                                                                     14,800  (a)             462,352

                                                                                                                       8,959,528

TECHNOLOGY--7.6%

BMC Software                                                                                     17,500  (a)             264,075

Cisco Systems                                                                                    68,300  (a)             881,070

Citrix Systems                                                                                   26,100  (a)             343,476

Dell Computer                                                                                    84,300  (a)           2,302,233

EMC                                                                                             103,400  (a)             747,582

Intel                                                                                           146,200                2,380,136

International Business Machines                                                                  36,600                2,870,538

Intuit                                                                                           10,200  (a)             379,440

Jabil Circuit                                                                                    40,100  (a)             701,750

L-3 Communications                                                                               10,200  (a,b)           409,734

Linear Technology                                                                                29,400                  907,578

Microsoft                                                                                       212,800                5,151,888

                                                                                                 The Portfolios  21


GROWTH AND INCOME PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Oracle                                                                                           84,700  (a)             918,910

PerkinElmer                                                                                      13,200                  117,348

Pitney Bowes                                                                                     15,500                  494,760

QLogic                                                                                           17,900  (a)             664,806

QUALCOMM                                                                                         33,300                1,200,798

Symantec                                                                                         10,600  (a)             415,308

Xerox                                                                                            60,300  (a)             524,610

Xilinx                                                                                           25,500  (a)             596,955

                                                                                                                      22,272,995

UTILITIES--2.6%

BCE                                                                                              46,800                  857,376

BellSouth                                                                                        67,000                1,451,890

Entergy                                                                                          17,100                  823,365

PPL                                                                                              25,100                  893,811

Public Service Enterprise Group                                                                  13,400                  491,646

SBC Communications                                                                               38,300                  768,298

Southern                                                                                         37,100                1,055,124

Sprint (Fon Group)                                                                               67,100                  788,425

TXU                                                                                              20,700                  369,495

                                                                                                                       7,499,430

TOTAL COMMON STOCKS

   (cost $141,522,530)                                                                                               137,243,037
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES--35.9%                                                                       Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL--9.0%

American General Finance, Notes,

   5.875%, 2006                                                                                 650,000                  708,595

Anadarko Finance, Gtd. Notes,

   6.75%, 2011                                                                                  250,000                  284,809

BB&T, Sub. Notes,

   4.75%, 2012                                                                                  300,000                  305,274

Bank of America, Sub. Notes,

   7.80%, 2010                                                                                  500,000  (b)             607,269

Bank of New York, Sr. Notes,

   5.20%, 2007                                                                                  500,000                  541,636


22

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Bank One, Sub. Notes,

   5.90%, 2011                                                                                  485,000                  532,072

Bayerische Landesbank, Sub. Notes,

   5.875%, 2008                                                                                 435,000                  484,993

Bear Stearns, Sr. Notes,

   7%, 2007                                                                                     225,000                  256,199

Boeing Capital, Sr. Notes,

   6.35%, 2007                                                                                  500,000                  537,321

CIT Group, Sr. Notes,

   7.125%, 2004                                                                                 700,000                  741,287

CITIGROUP, Sub. Notes,

   7.25%, 2010                                                                                  775,000                  919,562

Canadian Government, Bonds,

   5.25%, 2008                                                                                  400,000                  446,832

Chase Manhattan, Sub. Deb.,

   7.125%, 2005                                                                               1,150,000                1,251,408

Credit Suisse First Boston USA, Notes,

   5.875%, 2006                                                                                 600,000                  650,930

EOP Operating, Sr. Notes,

   6.75%, 2008                                                                                  300,000                  333,630

European Investment Bank, Notes,

   4.625%, 2007                                                                                 650,000                  697,535

First Union National Bank, Sub. Notes,

   7.80%, 2010                                                                                  275,000                  336,348

Ford Motor Credit, Bonds,

   7.375%, 2011                                                                               1,000,000                  933,131

General Motors Acceptance Corp., Notes,

   6.75%, 2006                                                                                1,680,000  (b)           1,750,029

Goldman Sachs Group, Notes,

   6.60%, 2012                                                                                  325,000                  363,581

Hellenic Republic, Notes,

   6.95%, 2008                                                                                  665,000                  769,101

Household Finance, Notes,

   8%, 2010                                                                                     600,000                  710,599

Iceland (Republic Of), Notes,

   6.125%, 2004                                                                                 850,000                  880,906

                                                                                                           The Portfolios   23

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Inter-American Development Bank, Bonds,

   5.75%, 2008                                                                                  500,000                  562,827

International Bank for Reconstruction
   & Development, Notes, 5%, 2006                                                               500,000                  541,212

KFW International Finance, Bank Gtd. Notes:

   5.25%, 2006                                                                                  600,000  (b)             657,864

   4.75%, 2007                                                                                  375,000                  403,465

Key Bank, Sub. Notes,

   7%, 2011                                                                                     300,000                  348,410

Kingdom of Spain, Notes,

   7%, 2005                                                                                   1,000,000                1,109,469

Lehman Brothers Holdings, Notes,

   6.625%, 2012                                                                                 250,000  (b)             282,593

MBNA America Bank, Sr. Notes,

   7.75%, 2005                                                                                  500,000                  549,613

Mack-Cali Realty, Notes,

   7%, 2004                                                                                     200,000                  208,954

Merrill Lynch & Co., Notes,

   6%, 2009                                                                                     500,000                  554,645

MetLife, Sr. Notes,

   6.125%, 2011                                                                                 190,000                  207,818

Morgan Stanley Dean Witter, Unsub. Notes,

   6.10%, 2006                                                                                  900,000                  985,027

New Brunswick (Province), Deb.,

   7.625%, 2004                                                                                 800,000                  861,651

Ontario (Province Of), Sr. Unsub. Bonds,

   5.50%, 2008                                                                                  200,000                  222,892

Quebec Province, Sr. Unsub. Notes,

   5.75%, 2009                                                                                  150,000                  167,407

Royal Bank of Scotland Group, Sub. Notes,

   6.375%, 2011                                                                                 300,000                  336,891

SLM, Notes,

   3.625%, 2008                                                                                 450,000                  452,034

U.S. Bancorp, Sub. Notes,

   6.75%, 2005                                                                                  180,000                  198,976

United Mexican States, Notes,

   9.875%, 2010                                                                                 600,000                  745,500

Verizon Global Funding, Notes,

   7.25%, 2010                                                                                  530,000                  617,063


24

GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)

Washington Mutual, Notes,

   7.50%, 2006                                                                                  550,000                  632,118

Wells Fargo & Co., Sub. Notes,

   6.375%, 2011                                                                                 500,000                  568,752

                                                                                                                      26,258,228

INDUSTRIAL--5.7%

Albertson's, Sr. Notes,

   7.50%, 2011                                                                                  200,000  (b)             232,373

Alcoa, Notes,

   7.375%, 2010                                                                                 400,000                  471,612

Amoco, Gtd. Notes,

   6.25%, 2004                                                                                  700,000                  749,263

Bristol-Myers Squibb, Notes,

   5.75%, 2011                                                                                  350,000                  376,128

Coca-Cola, Notes,

   5.75%, 2011                                                                                  200,000                  221,426

Comcast Cable Communications, Sr. Notes,

   6.75%, 2011                                                                                  300,000                  324,090

ConAgra Foods, Notes,

   7.875%, 2010                                                                                 400,000                  483,772

Coors Brewing, Gtd. Notes,

   6.375%, 2012                                                                                 170,000                  190,706

Cox Communications, Notes,

   6.875%, 2005                                                                                 691,000  (b)             752,420

DaimlerChrysler, Notes,

   6.40%, 2006                                                                                1,000,000  (b)           1,079,381

Delphi Auto Systems, Notes,

   6.125%, 2004                                                                               1,000,000                1,030,114

General Mills, Notes,

   6%, 2012                                                                                     160,000                  175,844

General Motors, Notes,

   7.20%, 2011                                                                                  300,000                  300,052

Gillette, Notes,

   4%, 2005                                                                                   1,000,000                1,049,224

International Paper, Notes,

   6.75%, 2011                                                                                  300,000                  336,877

John Deere Capital, Notes,

   7%, 2012                                                                                     200,000                  231,900

                                                                                                         The Portfolios  25



GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                                Principal
BONDS AND NOTES (CONTINUED)                                                                    Amount ($)              Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

INDUSTRIAL (CONTINUED)

KOHLS, Notes,

   6.30%, 2011                                                                                  335,000                  377,724

Kellogg, Notes,

   6%, 2006                                                                                     500,000                  549,308

Kinder Morgan Energy Partners, Notes,

   7.125%, 2012                                                                                 275,000  (b)             315,779

Kraft Foods, Notes,

   4.625%, 2006                                                                                 500,000                  513,327

Kroger, Gtd. Notes,

   8.05%, 2010                                                                                  375,000                  438,711

Lockheed Martin, Notes,

   8.20%, 2009                                                                                  325,000                  401,658

PPG Industries, Notes,

   6.75%, 2004                                                                                1,000,000                1,055,943

Phillips Petroleum, Notes,

   8.75%, 2010                                                                                  375,000                  470,478

Potash, Notes,

   7.75%, 2011                                                                                  250,000  (b)             297,882

SBC Communications, Notes,

   5.75%, 2006                                                                                  600,000                  656,261

Sara Lee, Notes,

   6.25%, 2011                                                                                  175,000                  196,442

USX, Notes,

   7.20%, 2004                                                                                1,000,000                1,043,831

Union Oil Co. of California, Deb.,

   9.125%, 2006                                                                                 550,000                  644,246

Viacom, Gtd. Notes,

   7.70%, 2010                                                                                  300,000                  362,277

Wal-Mart Stores, Sr. Notes,

   6.875%, 2009                                                                                 450,000                  532,585

Weyerhaeuser, Notes,

   6.125%, 2007                                                                                 600,000                  650,530

                                                                                                                      16,512,164

TRANSPORTATION--.2%

Norfolk Southern, Sr. Notes,

   8.625%, 2010                                                                                 275,000                  339,837

Union Pacific, Notes,

   6.50%, 2012                                                                                  250,000                  282,907

                                                                                                                         622,744

26


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES--2.1%

AT&T Wireless Services, Sr. Notes,

   7.875%, 2011                                                                                 150,000                  168,069

British Telecom, Notes,

   8.375%, 2010                                                                                 400,000                  486,700

Cincinnati Gas & Electric, Notes,

   5.70%, 2012                                                                                  150,000                  158,820

Dominion Resources, Sr. Notes,

   8.125%, 2010                                                                                 300,000  (b)             358,212

Duke Energy, Sr. Notes,

   5.625%, 2012                                                                                 125,000                  127,434

France Telecom, Notes,

   8.70%, 2006                                                                                  340,000                  386,380

K N Energy, Sr. Notes,

   6.65%, 2005                                                                                  650,000                  694,070

Niagara Mohawk Power, Sr. Notes,

   7.75%, 2008                                                                                  400,000                  473,961

PPL Electric Utilities, Scd. Bonds,

   6.25%, 2009                                                                                  250,000                  282,404

Progress Energy, Sr. Notes,

   7.10%, 2011                                                                                  180,000                  202,897

Public Service Electric & Gas,
   First Refunding Mortgage,

   8.875%, 2003                                                                                 500,000                  505,547

Sempra Energy, Notes,

   6.80%, 2004                                                                                  500,                     526,689

Telefonica Europe, Gtd. Notes,

   7.75%, 2010                                                                                  500,000                  589,981

United Technologies, Notes,

   7.125%, 2010                                                                                 400,000                  474,307

Virginia Electric & Power, Sr. Notes,

   4.75%, 2013                                                                                  150,000                  151,271

Wisconsin Electric Power,
   First Mortgage,

   7.25%, 2004                                                                                  500,000                  532,001

Wisconsin Energy, Sr. Notes,

   6.50%, 2011                                                                                  175,000                  194,645

                                                                                                                       6,313,388

                                                                                                 The Portfolios    27

S


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES--18.9%

Federal Home Loan Bank, Bonds:

   3.375%, 6/15/2004                                                                          1,500,000                1,537,500

   4.75%, 6/28/2004                                                                           2,000,000                2,082,500

   3.875%, 12/15/2004                                                                           635,000                  658,813

   5.75%, 5/15/2012                                                                             335,000                  375,200

Federal Home Loan Mortgage Corp., Notes:

   5.25%, 1/15/2006                                                                           2,230,000                2,420,108

   5.75%, 4/15/2008                                                                           1,250,000                1,409,677

   5.125%, 10/15/2008                                                                         1,200,000                1,315,452

   5.75%, 3/15/2009                                                                             500,000                  564,375

   5.125%, 7/15/2012                                                                          1,125,000                1,205,156

Federal National Mortgage Association, Notes:

   5.50%, 5/2/2006                                                                            2,200,000                2,394,982

   7.125%, 3/15/2007                                                                          2,550,000                2,981,664

   7.25%, 1/15/2010                                                                           3,500,000                4,255,202

U.S. Treasury Bonds:

   11.625%, 11/15/2004                                                                        1,170,000                1,361,541

   10%, 5/15/2010                                                                               500,000                  585,975

U.S. Treasury Notes:

   3.375%, 4/30/2004                                                                          1,400,000                1,433,138

   2.25%, 7/31/2004                                                                             635,000                  643,357

   7.25%, 8/15/2004                                                                           5,950,000                6,436,175

   1.75%, 12/31/2004                                                                            750,000                  754,541

   7.50%, 2/15/2005                                                                             250,000                  277,947

   6.75%, 5/15/2005                                                                           1,100,000                1,218,800

   5.75%, 11/15/2005                                                                          2,275,000                2,505,344

   7%, 7/15/2006                                                                              2,370,000                2,733,534

   6.50%, 10/15/2006                                                                          1,350,000                1,544,265

   6.625%, 5/15/2007                                                                          4,025,000                4,677,171

   6.125%, 8/15/2007                                                                          1,600,000                1,834,064

   5.625%, 5/15/2008                                                                          1,800,000                2,037,726

   6.50%, 2/15/2010                                                                           1,190,000                1,420,229

   5.75%, 8/15/2010                                                                             950,000                1,091,236

   5%, 8/15/2011                                                                              2,320,000                2,544,553

   4.375%, 8/15/2012                                                                            700,000                  731,990

                                                                                                                      55,032,215

TOTAL BONDS AND NOTES

   (cost $97,357,151)                                                                                                104,738,739


28


GROWTH AND INCOME PORTFOLIO (CONTINUED)

                                                                                               Principal
SHORT-TERM INVESTMENTS--16.9%                                                                  Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--15.2%

  Greenwich Capital Markets, Repurchase Agreement,

  1.31%, dated 3/31/2003 to be repurchased at

  $44,151,607 on 4/1/2003 (fully collateralized

  by $42,249,000 of various U.S. Government

   Agency Obligations, value $44,293,047)                                                    44,150,000               44,150,000

U.S. TREASURY BILLS--1.7%

   1.15%, 5/15/2003                                                                           5,000,000  (c)           4,993,350

   1.11%, 5/29/2003                                                                              75,000  (c)              74,869

                                                                                                                       5,068,219

TOTAL SHORT-TERM INVESTMENTS

   (cost $49,217,838)                                                                                                 49,218,219
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED--3.3%                                                                   Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred

  Money Market Fund

   (cost $9,609,830)                                                                          9,609,830                9,609,830
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $297,707,349)                                                            103.2%              300,809,825

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (3.2%)              (9,266,058)

NET ASSETS                                                                                       100.0%              291,543,767

(A)  NON-INCOME PRODUCING.

(B)  ALL OR A PORTION OF THESE  SECURITIES  ARE ON LOAN. AT MARCH 31, 2003,  THE
     TOTAL MARKET VALUE OF THE PORTFOLIO'S  SECURITIES ON LOAN IS $9,221,397 AND
     THE  TOTAL  MARKET  VALUE  OF  THE  COLLATERAL  HELD  BY THE  PORTFOLIO  IS
     $9,609,830.

(C)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios 29

STATEMENT OF FINANCIAL FUTURES

March 31, 2003 (Unaudited)

GROWTH AND INCOME PORTFOLIO

                                                                                                                       Unrealized
                                                                   Market Value                                      Appreciation
                                                                     Covered by                                    (Depreciation)
                                             Contracts            Contracts ($)               Expiration         at 3/31/2003 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:
CAC 40                                              90                2,513,380               June 2003                 (129,969)

Deutsche Akteinindex                                20                1,329,312               June 2003                  (46,786)

Financial Times                                     80                4,567,067               June 2003                 (189,636)

Hang Seng                                            5                  272,165              April 2003                  (18,096)

Russell 2000                                       183               33,347,175               June 2003                 1,192,378

S&P ASX 200 Index                                   15                  656,432               June 2003                     4,268

Standard & Poor's 500                                8                1,694,000               June 2003                    74,586

TOPIX                                               51                3,364,606               June 2003                     8,019

                                                                                                                          894,764

SEE NOTES TO FINANCIAL STATEMENTS.

30


STATEMENT OF INVESTMENTS

March 31, 2003 (Unaudited)

GROWTH PORTFOLIO

COMMON STOCKS--69.1%                                                                             Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--.3%

Altria Group                                                                                      6,900                  206,724

CONSUMER CYCLICAL--6.9%

AutoZone                                                                                          3,700  (a)             254,227

Coach                                                                                             5,500  (a)             210,815

Columbia Sportswear                                                                               3,100  (a)             115,227

Eastman Kodak                                                                                     6,100  (b)             180,560

Eaton                                                                                             2,300                  160,885

HONDA MOTOR, ADR                                                                                  6,500                  107,900

Harley-Davidson                                                                                   6,500                  258,115

Home Depot                                                                                       24,300                  591,948

International Game Technology                                                                     2,600  (a)             212,940

J. C. Penny                                                                                      10,500  (b)             206,220

Limited Brands                                                                                   15,100                  194,337

Liz Claiborne                                                                                     4,600                  142,232

Maytag                                                                                            6,100                  116,083

Ross Stores                                                                                       5,900                  213,285

Starbucks                                                                                         9,200  (a)             236,992

V.F.                                                                                              7,400                  278,462

Wal-Mart Stores                                                                                  16,400                  853,292

Wendy's International                                                                             8,500                  233,835

                                                                                                                       4,567,355

CONSUMER STAPLES--4.7%

Clorox                                                                                             9,200                 424,764

Coca-Cola                                                                                          4,400                 178,112

Fortune Brands                                                                                     7,500                 321,525

Fresh Del Monte Produce                                                                            5,800                  88,450

Kimberly-Clark                                                                                     9,100                 413,686

Kraft Foods, Cl. A                                                                                 6,200                 174,840

PepsiCo                                                                                           13,000                 520,000

Procter & Gamble                                                                                  10,600                 943,930

                                                                                                                       3,065,307

ENERGY--4.6%

Anadarko Petroleum                                                                                 5,600                 254,800

Apache                                                                                             4,200                 259,308

ChevronTexaco                                                                                     10,600                 685,290

                                                                                                     The Portfolios  31

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

ConocoPhillips                                                                                    6,000                  321,600

Exxon Mobil                                                                                      30,700                1,072,965

Sunoco                                                                                            7,000                  255,990

Varco International                                                                               9,400  (a)             172,114

                                                                                                                       3,022,067

HEALTH CARE--10.6%

Abbott Laboratories                                                                               3,500                  131,635

Allergan                                                                                          2,000  (b)             136,420

Amgen                                                                                            10,700  (a)             615,785

Aventis, ADR                                                                                      4,400                  194,260

Bard (C.R.)                                                                                       4,900                  308,994

Becton, Dickinson & Co.                                                                           9,600                  330,624

Forest Laboratories                                                                               4,400  (a)             237,468

Gilead Sciences                                                                                   4,800  (a,b)           201,552

Guidant                                                                                           7,200  (a)             260,640

Johnson & Johnson                                                                                21,300                1,232,631

Merck & Co.                                                                                      18,200                  996,996

Mylan Laboratories                                                                                4,600                  132,250

Novartis, ADR                                                                                     8,200                  303,892

Pfizer                                                                                           24,300                  757,188

Pharmacia                                                                                         5,100                  220,830

WellPoint Health Networks                                                                         4,300  (a)             330,025

Wyeth                                                                                            16,300                  616,466

                                                                                                                       7,007,656

INTEREST SENSITIVE--16.5%

Aetna                                                                                              5,500                 271,150

Ambac Financial Group                                                                              5,000                 252,600

American International Group                                                                       5,700                 281,865

Bank of America                                                                                   11,000                 735,240

Bear Stearns                                                                                       5,400                 354,240

Capital One Financial                                                                             9,900  (b)             297,099

Charter One Financial                                                                             5,500                  152,130

Citigroup                                                                                        35,700                1,229,865

Countrywide Financial                                                                             5,800                  333,500

Fidelity National Financial                                                                       5,600                  191,240

32


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

First Tennesse National                                                                            8,500                 337,535

Freddie Mac                                                                                       10,300                 546,930

General Electric                                                                                  49,600               1,264,800

GreenPoint Financial                                                                               5,900                 264,379

John Hancock Financial Services                                                                    9,100                 252,798

MBNA                                                                                              19,600                 294,980

Marshall & Ilsley                                                                                  5,000                 127,800

Merrill Lynch & Co.                                                                                8,600                 304,440

North Fork Bancorporation                                                                          4,900                 144,305

Old Republic International                                                                         7,300                 195,275

Providian Financial                                                                              20,100  (a)             131,856

Radian Group                                                                                      5,500                  183,590

RenaissanceRe                                                                                     5,800                  232,290

St. Paul Cos.                                                                                     6,600                  209,880

U.S. Bancorp                                                                                     22,800                  432,744

Union Planters                                                                                    9,900                  260,271

UnionBanCal                                                                                       5,700                  224,694

UnumProvident                                                                                    12,800                  125,440

Washington Mutual                                                                                 8,300                  292,741

Wells Fargo & Co.                                                                                14,000                  629,860

W.R. Berkley                                                                                      2,900                  124,265

Zions Bancorporation                                                                              4,700                  201,066

                                                                                                                      10,880,868

PRODUCER GOODS & SERVICES--5.9%

American Power Conversion                                                                         9,900  (a)             140,976

Avery Dennison                                                                                    3,200                  187,744

Bemis                                                                                             2,900                  121,974

Cooper Industries, Cl. A                                                                          5,700                  203,547

Eastman Chemical                                                                                  3,800                  110,162

Emerson Electric                                                                                  5,000                  226,750

Energizer Holdings                                                                                5,700  (a)             145,293

Fluor                                                                                             6,800                  229,024

ITT Industries                                                                                    3,600                  192,276

Illinois Tool Works                                                                               3,000                  174,450

Lennar                                                                                            2,100                  112,455

                                                                                                      The Portfolios  33

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

PPG Industries                                                                                    3,100                  139,748

Pentair                                                                                           4,700                  166,145

Raytheon                                                                                          6,800                  192,916

Rockwell Automation                                                                              10,100                  209,070

3M                                                                                                4,500                  585,135

United Parcel Service, Cl. B                                                                     10,400                  592,800

United States Steel                                                                               6,400                   62,912

W.W. Grainger                                                                                     2,900                  124,410

                                                                                                                       3,917,787

SERVICES--4.5%

Carnival                                                                                          9,200                  221,812

Clear Channel Communications                                                                      4,700  (a)             159,424

Comcast, Cl. A                                                                                   14,200  (a)             405,978

Equifax                                                                                           7,200                  143,928

First Data                                                                                       10,100                  373,801

Gannett                                                                                           4,300                  302,849

McGraw-Hill Cos.                                                                                  2,400                  133,416

Moody's                                                                                           3,200                  147,936

Rent-A-Center                                                                                     2,900  (a)             158,659

Republic Services                                                                                 8,300  (a)             164,672

Viacom, Cl. B                                                                                    13,300  (a)             485,716

Vodafone Group, ADR                                                                               7,500                  136,650

Westwood One                                                                                      5,000  (a)             156,200

                                                                                                                       2,991,041

TECHNOLOGY--11.3%

BMC Software                                                                                      5,800  (a)              87,522

Cisco Systems                                                                                    23,100  (a)             297,990

Citrix Systems                                                                                    8,700  (a)             114,492

Dell Computer                                                                                    27,500  (a)             751,025

EMC                                                                                              35,500  (a)             256,665

34


GROWTH PORTFOLIO (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Intel                                                                                            48,600                  791,208

International Business Machines                                                                  12,300                  964,689

Intuit                                                                                            3,600  (a)             133,920

Jabil Circuit                                                                                    13,700  (a)             239,750

L-3 Communications                                                                                3,300  (a,b)           132,561

Linear Technology                                                                                 9,900                  305,613

Microsoft                                                                                        71,600                1,733,436

Oracle                                                                                           28,200  (a)             305,942

PerkinElmer                                                                                       4,400                   39,116

Pitney Bowes                                                                                      5,300                  169,176

QLogic                                                                                            6,100  (a)             226,554

QUALCOMM                                                                                         11,100                  400,266

Symantec                                                                                          3,500  (a)             137,130

Xerox                                                                                            20,100  (a)             174,870

Xilinx                                                                                            8,600  (a)             201,326

                                                                                                                       7,463,251

UTILITIES--3.8%

BCE                                                                                              15,500                  283,960

BellSouth                                                                                        22,300                  483,241

Entergy                                                                                           5,600                  269,640

PPL                                                                                               8,300                  295,563

Public Service Enterprise Group                                                                   4,400                  161,436

SBC Communications                                                                               12,700                  254,762

Southern                                                                                         12,100                  344,124

Sprint (Fon Group)                                                                               21,800                  256,150

TXU                                                                                               6,900                  123,165

                                                                                                                       2,472,041

TOTAL COMMON STOCKS

   (cost $46,037,952)                                                                                                 45,594,097

                                                                                               The Portfolios   35

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


GROWTH PORTFOLIO (CONTINUED)

                                                                                              Principal
SHORT-TERM INVESTMENTS--34.3%                                                                Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--23.7%

  Greenwich Capital Markets, Repurchase Agreement,
  1.31%, dated 3/31/2003 to be repurchased at $15,625,569 on 4/1/2003 (fully collateralized by $15,575,000 of various U.S. Government
   Agency Obligations, value $15,753,042)                                                    15,625,000               15,625,000

U.S. TREASURY BILLS--10.6%

   1.15%, 5/15/2003                                                                           2,000,000  (c)           1,997,340

   1.07%, 6/5/2003                                                                            5,000,000                4,990,150

                                                                                                                       6,987,490

TOTAL SHORT-TERM INVESTMENTS

   (cost $22,612,619)                                                                                                 22,612,490
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED--1.7%                                                                   Shares               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANY;

Dreyfus Institutional Preferred

  Money Market Fund

   (cost $1,126,800)                                                                          1,126,800                1,126,800
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $69,777,371)                                                             105.1%               69,333,387

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (5.1%)              (3,384,350)

NET ASSETS                                                                                       100.0%               65,949,037

(A)  NON-INCOME PRODUCING.

(B)  ALL OR A PORTION OF THESE  SECURITIES  ARE ON LOAN. AT MARCH 31, 2003,  THE
     TOTAL MARKET VALUE OF THE PORTFOLIO'S  SECURITIES ON LOAN IS $1,064,382 AND
     THE  TOTAL  MARKET  VALUE  OF  THE  COLLATERAL  HELD  BY THE  PORTFOLIO  IS
     $1,126,800.

(C)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.

36

STATEMENT OF FINANCIAL FUTURES

March 31, 2003 (Unaudited)

GROWTH PORTFOLIO

                                                                                                                        Unrealized
                                                                  Market Value                                        Appreciation
                                                                    Covered by                                      (Depreciation)
                                               Contracts         Contracts ($)                 Expiration           at 3/31/2003 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES PURCHASED:

CAC 40                                                52             1,452,175                  June 2003                 (75,093)

Deutsche Akteinindex                                  10               664,656                  June 2003                 (25,197)

Financial Times                                       51             2,911,505                  June 2003                (120,893)

Hang Seng                                              3               163,299                 April 2003                 (10,884)

Russell 2000                                          60            10,933,500                  June 2003                 383,460

S&P ASX 200 Index                                     14               612,670                  June 2003                   3,983

Standard & Poor's 500                                 12             2,541,000                  June 2003                   8,079

TOPIX                                                 27             1,781,262                  June 2003                   4,245

                                                                                                                          167,700

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                      The Portfolios   37

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2003 (Unaudited)

                                                                                                  Growth and
                                                                               Income                 Income                Growth
                                                                            Portfolio              Portfolio             Portfolio
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--
   Note 2(c)((+)) (including securities
   loaned((+)(+) )and Repurchase Agreements
   of $21,930,000, $44,150,000 and
   $15,625,000 for the Income Portfolio,
   the Growth and Income Portfolio and
   the Growth Portfolio, respectively)                                    108,799,262            300,809,825             69,333,387

Cash                                                                          304,714                449,219                333,720

Receivable for investment securities sold                                   1,702,996              3,359,987                656,980

Interest receivable                                                         1,123,189              1,450,996                    789

Receivable for shares of
   Common Stock subscribed                                                      9,316                 24,876                 26,893

Dividends receivable                                                               --                197,853                 65,579

Prepaid expenses                                                               15,354                 17,681                 14,524

                                                                          111,954,831            306,310,437             70,431,872
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                                  58,526                217,357                 47,993

Liability for securities loaned--Note 2(c)                                  4,368,130              9,609,830              1,126,800

Payable for investment securities purchased                                 1,927,478              3,445,257                546,158

Payable for futures variation margin--Note 5                                  421,350                677,707                346,367

Payable for shares of Common Stock redeemed                                   345,937                674,377              2,336,216

Accrued expenses                                                               31,854                142,142                 79,301

                                                                            7,153,275             14,766,670              4,482,835
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                            104,801,556            291,543,767             65,949,037


38
                                                                                                 Growth and
                                                                               Income                 Income                 Growth
                                                                            Portfolio              Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                           110,635,226            361,630,028            102,344,487

Accumulated undistributed
   investment income--net                                                     260,847                801,563                182,606

Accumulated net realized gain
   (loss) on investments                                                  (10,779,441)           (74,885,064)           (36,301,772)

Accumulated net unrealized appreciation
   (depreciation) on investments
   (including $50,240 net unrealized
   appreciation on financial futures
   for the Income Portfolio)                                                4,684,924                     --                     --

Accumulated net unrealized appreciation
   (depreciation) on investments
   and foreign currency transactions
   (including $894,764 and $167,700
   net unrealized appreciation on financial
   futures for the Growth and Income Portfolio
   and the Growth Portfolio, respectively)                                         --              3,997,240              (276,284)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                            104,801,556            291,543,767             65,949,037

                                                                                                   Growth and
                                                                               Income              Income                 Growth
NET ASSET VALUE PER SHARE                                                   Portfolio              Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

RESTRICTED CLASS SHARES

Net Assets ($)                                                             87,095,124            167,862,739             48,488,850

Shares Outstanding                                                          7,149,425             13,428,034              4,765,508
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.18                  12.50                  10.17
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Net Assets ($)                                                             17,706,432            123,681,028             17,460,187

Shares Outstanding                                                          1,457,199              9,412,335              1,709,701
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                   12.15                  13.14                  10.21
------------------------------------------------------------------------------------------------------------------------------------

((+))  INVESTMENTS AT COST ($)                                            104,164,578            297,707,349             69,777,371

((+)(+))  VALUE OF SECURITIES LOANED ($)                                    4,222,760              9,221,397              1,064,382

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                   The Portfolios   39

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2003 (Unaudited)

                                                                                                 Growth and
                                                                               Income                 Income                Growth
                                                                            Portfolio              Portfolio              Portfolio
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                                    1,972,713              3,091,835                152,664

Cash dividends                                                                     --              1,257,157                414,508

Income from securities lending                                                  1,924                  5,284                    514

TOTAL INCOME                                                                1,974,637              4,354,276                567,686

EXPENSES--NOTE 2(D):

Investment advisory fee--Note 4(a)                                            306,722              1,128,734                259,436

Shareholder servicing costs--Note 4(b)                                         52,660                308,719                 66,247

Professional fees                                                              16,409                 22,227                 19,464

Registration fees                                                               9,361                  6,312                 10,869

Custodian fees--Note 4(b)                                                       6,470                 17,626                  7,949

Prospectus and shareholders' reports                                            4,566                 16,226                  4,062

Directors' fees and expenses--Note 4(c)                                         1,918                  6,202                  2,676

Loan commitment fees--Note 3                                                      938                  3,592                    638

Miscellaneous                                                                   7,197                  6,464                  2,015

TOTAL EXPENSES                                                                406,241              1,516,102                373,356

INVESTMENT INCOME--NET                                                      1,568,396              2,838,174                194,330


40

                                                                                                 Growth and
                                                                               Income                 Income                  Growth
                                                                            Portfolio              Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS--NOTE 5 ($):

Net realized gain (loss) on investments                                       200,927           (15,146,038)            (5,358,820)

Net realized gain (loss) on financial futures                             (1,056,612)            (4,290,310)            (1,836,779)

NET REALIZED GAIN (LOSS)                                                    (855,685)           (19,436,348)            (7,195,599)

Net unrealized appreciation (depreciation)
   on investments (including $1,916,021
   net unrealized appreciation on financial
   futures for the Income Portfolio)                                        2,079,940                    --                 --

Net unrealized appreciation (depreciation)
   on investments and foreign currency
   transactions (including $3,872,855 and
   $1,495,925 net unrealized appreciation
   on financial futures for the Growth and
   Income Portfolio and the Growth Portfolio,
   respectively)                                                                   --             24,036,566              8,327,695

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                                    1,224,255              4,600,218              1,132,096

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                2,792,651              7,438,392              1,326,426

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              The Portfolios  41

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                           March 31, 2003          Year Ended
INCOME PORTFOLIO                              (Unaudited)  September 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,568,396           3,103,070

Net realized gain (loss) on investments         (855,685)          (3,478,721)

Net unrealized appreciation
   (depreciation) on investments               2,079,940               36,771

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   2,792,651             (338,880)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                   (2,706,472)           (3,907,612)

   Investor Class shares                       (492,830)           (1,201,643)

TOTAL DIVIDENDS                              (3,199,302)           (5,109,255)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                    8,137,273            25,493,383

   Investor Class shares                      2,072,373             5,112,479

Dividends reinvested:

   Restricted Class shares                    2,690,347             3,875,012

   Investor Class shares                        479,016             1,154,874

Cost of shares redeemed:

   Restricted Class shares                   (5,376,560)          (15,119,656)

   Investor Class shares                     (2,038,541)          (10,574,848)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            5,963,908             9,941,244

TOTAL INCREASE (DECREASE) IN NET ASSETS       5,557,257             4,493,109
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            99,244,299           94,751,190

END OF PERIOD                                 104,801,556           99,244,299

Undistributed investment income--net              260,847            1,891,753


42

                                         Six Months Ended
                                           March 31, 2003          Year Ended
INCOME PORTFOLIO (CONTINUED)                  (Unaudited)  September 30, 2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                       668,040           2,034,348

Shares issued for dividends reinvested            223,080             308,766

Shares redeemed                                  (439,270)         (1,182,587)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     451,850           1,160,527
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       170,112             409,353

Shares issued for dividends reinvested             39,720              92,096

Shares redeemed                                  (167,442)           (848,843)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      42,390            (347,394)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              The Portfolios  43

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
GROWTH AND                                 March 31, 2003          Year Ended
  INCOME PORTFOLIO                            (Unaudited)  September 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,838,174           7,129,234

Net realized gain (loss) on investments       (19,436,348)        (28,162,440)

Net unrealized appreciation
   (depreciation) on investments               24,036,566          (9,234,875)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   7,438,392          (30,268,081)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                   (4,884,507)           (5,713,701)

   Investor Class shares                     (2,812,954)           (3,964,414)

TOTAL DIVIDENDS                              (7,697,461)           (9,678,115)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                    7,691,363            31,224,826

   Investor Class shares                      3,875,365            19,300,168

Dividends reinvested:

   Restricted Class shares                    4,877,071             5,704,989

   Investor Class shares                      2,769,722             3,916,789

Cost of shares redeemed:

   Restricted Class shares                  (14,457,625)          (41,901,616)

   Investor Class shares                    (13,683,620)          (25,811,152)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (8,927,724)           (7,565,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (9,186,793)          (47,512,192)
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           300,730,560          348,242,752

END OF PERIOD                                 291,543,767          300,730,560

Undistributed investment income--net              801,563            5,660,850


44

                                         Six Months Ended
GROWTH AND                                 March 31, 2003           Year Ended
  INCOME PORTFOLIO (CONTINUED)                (Unaudited)   September 30, 2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                       607,896           2,156,677

Shares issued for dividends reinvested            379,243             385,212

Shares redeemed                               (1,137,426)          (2,901,194)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (150,287)            (359,305)
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       289,119            1,277,935

Shares issued for dividends reinvested            204,710              251,560

Shares redeemed                               (1,027,548)          (1,739,230)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (533,719)            (209,735)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              The Portfolios  45

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                           March 31, 2003          Year Ended
GROWTH PORTFOLIO                              (Unaudited)  September 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            194,330             500,765

Net realized gain (loss) on investments       (7,195,599)         (12,841,500)

Net unrealized appreciation
   (depreciation) on investments               8,327,695            (563,937)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   1,326,426         (12,904,672)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Restricted Class shares                     (304,550)          (1,063,061)

   Investor Class shares                         (5,157)            (287,006)

TOTAL DIVIDENDS                                (309,707)          (1,350,067)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

   Restricted Class shares                     5,633,132          13,108,077

   Investor Class shares                       2,349,422           8,302,902

Dividends reinvested:

   Restricted Class shares                       301,672           1,052,758

   Investor Class shares                           5,153             284,410

Cost of shares redeemed:

   Restricted Class shares                    (7,136,373)        (32,007,783)

   Investor Class shares                      (2,407,878)         (6,787,879)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            (1,254,872)        (16,047,515)

TOTAL INCREASE (DECREASE) IN NET ASSETS         (238,153)        (30,302,254)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            66,187,190          96,489,444

END OF PERIOD                                  65,949,037          66,187,190

Undistributed investment income--net              182,606            297,983


46

                                         Six Months Ended
                                           March 31, 2003          Year Ended
GROWTH PORTFOLIO (CONTINUED)                  (Unaudited)  September 30, 2002
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

RESTRICTED CLASS SHARES

Shares sold                                       539,815           1,042,409

Shares issued for dividends reinvested             27,753              76,509

Shares redeemed                                 (687,289)          (2,415,997)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (119,721)          (1,297,079)
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES

Shares sold                                       223,804             641,772

Shares issued for dividends reinvested                471              20,536

Shares redeemed                                 (229,723)           (534,708)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (5,448)            127,600

SEE NOTES TO FINANCIAL STATEMENTS.

                                                        The Portfolios   47

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single portfolio share. Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the portfolios' financial statements.


                                          Six Months Ended                                 RESTRICTED CLASS SHARES
                                                                  ------------------------------------------------------------------
INCOME                                      March 31, 2003                                Year Ended September 30,
                                                                  ------------------------------------------------------------------
  PORTFOLIO                                     (Unaudited)       2002(a)         2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.24        12.99          13.41         13.55          13.78         14.04

Investment Operations:

Investment income--net                                 .19(b)       .41(b)        .73(b)         .74(b)        .65(b)         .61

Net realized and unrealized
   gain (loss) on investments                          .15         (.43)         (.45)           .13           .11            .57

Total from Investment Operations                       .34         (.02)          .28            .87           .76           1.18

Distributions:

Dividends from investment
   income--net                                        (.40)        (.73)         (.70)          (.63)         (.66)         (.73)

Dividends from net realized
   gain on investments                                  --            --           --           (.38)         (.33)         (.71)

Total Distributions                                   (.40)        (.73)         (.70)         (1.01)         (.99)        (1.44)

Net asset value, end of period                       12.18        12.24         12.99          13.41         13.55         13.78
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.78(c)      (.26)         2.23           6.74          5.66          9.14
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .35(c)       .72           .74            .76           .79           .88

Ratio of net investment income
   to average net assets                              1.57(c)      3.31          5.62           5.64          4.84          5.15

Portfolio Turnover Rate                              18.79(c)     49.90         43.15          41.96        158.10         64.58
---------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      87,095       82,003        71,929         56,461        45,221        40,582

(A)  AS  REQUIRED,  EFFECTIVE  OCTOBER 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE CHANGES FOR THE PERIOD ENDED  SEPTEMBER 30, 2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.06, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.06 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 3.75% TO 3.31%.
     PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1,
     2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


48

                                          Six Months Ended                                   INVESTOR CLASS SHARES
                                                                  ------------------------------------------------------------------
INCOME                                      March 31, 2003                                  Year Ended September 30,
                                                                  ------------------------------------------------------------------
  PORTFOLIO (CONTINUED)                         (Unaudited)       2002(a)         2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.19          12.95         13.37         13.53          13.74         14.01

Investment Operations:

Investment income--net                                 .16(b)        .37(b)        .70(b)         .70(b)         .60(b)        .65

Net realized and unrealized
   gain (loss) on investments                          .15          (.44)         (.45)           .12            .13           .49

Total from Investment Operations                       .31          (.07)          .25            .82            .73          1.14

Distributions:

Dividends from investment
   income--net                                        (.35)         (.69)         (.67)          (.60)          (.61)         (.70)

Dividends from net realized
   gain on investments                                  --            --           --            (.38)          (.33)         (.71)

Total Distributions                                   (.35)         (.69)         (.67)          (.98)          (.94)        (1.41)

Net asset value, end of period                       12.15         12.19         12.95          13.37          13.53         13.74
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.53(c)       (.66)         1.96           6.35           5.44          8.92
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .61(c)       1.12          1.03           1.05           1.07          1.13

Ratio of net investment income
   to average net assets                              1.32(c)       2.95          5.33           5.33           4.59          4.92

Portfolio Turnover Rate                              18.79(c)      49.90         43.15          41.96         158.10         64.58
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      17,706        17,241        22,822         18,030         15,953        11,862

(A)  AS  REQUIRED,  EFFECTIVE  OCTOBER 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE CHANGES FOR THE PERIOD ENDED  SEPTEMBER 30, 2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.05, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.05 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 3.30% TO 2.95%.
     PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1,
     2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              The Portfolios  49

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                             RESTRICTED CLASS SHARES
                                                                  ------------------------------------------------------------------
GROWTH AND                                  March 31, 2003                             Year Ended September 30,
                                                                  ------------------------------------------------------------------
  INCOME PORTFOLIO                              (Unaudited)       2002(a)        2001            2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               12.54        14.17         17.15         17.71          16.46         18.43

Investment Operations:

Investment income--net                                 .13(b)       .32(b)        .53(b)        .76(b)         .64(b)        .70

Net realized and unrealized
   gain (loss) on investments                          .19        (1.51)        (2.51)          .48           1.69           .30

Total from Investment Operations                       .32        (1.19)        (1.98)         1.24           2.33          1.00

Distributions:

Dividends from investment
   income--net                                        (.36)        (.44)         (.76)         (.61)          (.63)         (.63)

Dividends from net realized
   gain on investments                                  --           --          (.24)        (1.19)          (.45)        (2.34)

Total Distributions                                   (.36)        (.44)        (1.00)        (1.80)         (1.08)        (2.97)

Net asset value, end of period                       12.50        12.54         14.17         17.15          17.71         16.46
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.50(c)     (8.90)       (12.07)         7.39          14.51          6.28
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .40(c)       .84           .84           .86            .84           .84

Ratio of net investment income
   to average net assets                              1.04(c)      2.28          3.40          4.43           3.65          4.06

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                              --           --            --            --            .01            --

Portfolio Turnover Rate                              32.99(c)     66.50         86.48         87.49         142.50         76.78
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     167,863      170,237       197,503       212,582        204,096       186,397

(A)  AS  REQUIRED,  EFFECTIVE  OCTOBER 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE CHANGES FOR THE PERIOD ENDED  SEPTEMBER 30, 2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.03, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.03 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 2.49% TO 2.28%.
     PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1,
     2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


50

                                          Six Months Ended                                  INVESTOR CLASS SHARES
                                                                  ------------------------------------------------------------------
GROWTH AND INCOME                           March 31, 2003                                Year Ended September 30,
                                                                  ------------------------------------------------------------------
  PORTFOLIO (CONTINUED)                         (Unaudited)       2002(a)         2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               13.12        14.84           17.90         18.43          17.10        19.05

Investment Operations:

Investment income--net                                 .11(b)       .27(b)          .49(b)        .74(b)         .45(b)       .72(b)

Net realized and unrealized
   gain (loss) on investments                          .20        (1.60)          (2.60)          .51           1.92          .28

Total from Investment Operations                       .31        (1.33)          (2.11)         1.25           2.37         1.00

Distributions:

Dividends from investment
   income--net                                        (.29)        (.39)          (.71)          (.59)         (.59)        (.61)

Dividends from net realized
   gain on investments                                  --           --           (.24)         (1.19)         (.45)       (2.34)

Total Distributions                                   (.29)        (.39)          (.95)         (1.78)        (1.04)       (2.95)

Net asset value, end of period                       13.14        13.12          14.84          17.90         18.43        17.10
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.29(c)     (9.36)        (12.35)          7.16         14.17         6.04
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .63(c)      1.34           1.13           1.15          1.35         1.08

Ratio of net investment income
   to average net assets                               .81(c)      1.79           2.88           4.14          3.37         3.81

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                              --           --             --            --            .06           --

Portfolio Turnover Rate                              32.99(c)     66.50          86.48          87.49        142.50        76.78
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     123,681      130,493        150,740         73,616        68,839        3,976

(A)  AS  REQUIRED,  EFFECTIVE  OCTOBER 1, 2001,  THE  PORTFOLIO  HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN  AMORTIZING  DISCOUNT OR PREMIUM ON FIXED INCOME  SECURITIES ON A
     SCIENTIFIC BASIS AND INCLUDING PAYDOWN GAINS AND LOSSES IN INTEREST INCOME.
     THE EFFECT OF THESE CHANGES FOR THE PERIOD ENDED  SEPTEMBER 30, 2002 WAS TO
     DECREASE NET INVESTMENT INCOME PER SHARE BY $.03, INCREASE NET REALIZED AND
     UNREALIZED  GAIN (LOSS) ON  INVESTMENTS  PER SHARE BY $.03 AND DECREASE THE
     RATIO OF NET  INVESTMENT  INCOME TO AVERAGE NET ASSETS FROM 2.00% TO 1.79%.
     PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO OCTOBER 1,
     2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              The Portfolios  51

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended                                  RESTRICTED CLASS SHARES
                                                                    ----------------------------------------------------------------
GROWTH                                      March 31, 2003                                  Year Ended September 30,
                                                                    ----------------------------------------------------------------
  PORTFOLIO                                     (Unaudited)         2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.02         12.41         17.78         18.47          15.89         20.52

Investment Operations:

Investment income--net                                 .04(a)        .09(a)        .30(a)        .64(a)         .42(a)        .52

Net realized and unrealized
   gain (loss) on investments                          .17         (2.26)        (4.54)          .99           3.27          (.02)

Total from Investment Operations                       .21         (2.17)        (4.24)         1.63           3.69           .50

Distributions:

Dividends from investment
   income--net                                        (.06)         (.22)         (.63)         (.47)          (.40)         (.55)

Dividends from net realized
   gain on investments                                  --            --          (.50)        (1.85)          (.71)        (4.58)

Total Distributions                                   (.06)         (.22)        (1.13)        (2.32)         (1.11)        (5.13)

Net asset value, end of period                       10.17         10.02         12.41         17.78          18.47         15.89
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.08(b)     (17.88)       (25.20)         9.13          23.93          3.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .45(b)        .91           .93           .89            .96           .94

Ratio of net investment income
   to average net assets                               .36(b)        .73          1.96          3.56           2.33          2.84

Portfolio Turnover Rate                              45.63(b)      74.13        108.86         97.16          95.42         89.23
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      48,489        48,969        76,712        90,858         78,554        56,431

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


52

                                          Six Months Ended                              INVESTOR CLASS SHARES
                                                                    ----------------------------------------------------------------
GROWTH                                      March 31, 2003                             Year Ended September 30,
                                                                    ----------------------------------------------------------------
  PORTFOLIO (CONTINUED)                         (Unaudited)         2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.04          12.46         17.84         18.52          15.93        20.50

Investment Operations:

Investment income--net                                 .00(a,b)       .02(a)        .25(a)        .60(a)         .39(a)       .44(a)

Net realized and unrealized
   gain (loss) on investments                          .17          (2.26)        (4.55)         1.00           3.25          .03

Total from Investment Operations                       .17          (2.24)        (4.30)         1.60           3.64          .47

Distributions:

Dividends from investment
   income--net                                        (.00)(b)       (.18)         (.58)         (.43)          (.34)        (.46)

Dividends from net realized
   gain on investments                                  --              --         (.50)        (1.85)          (.71)       (4.58)

Total Distributions                                   (.00)(b)       (.18)        (1.08)        (2.28)         (1.05)       (5.04)

Net asset value, end of period                       10.21          10.04         12.46         17.84          18.52        15.93
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      1.72(c)      (18.31)       (25.36)         8.85          23.50         2.97
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .78(c)        1.48          1.20          1.15           1.24         1.18

Ratio of net investment income
   to average net assets                               .04(c)         .17          1.66          3.38           2.14         2.65

Portfolio Turnover Rate                              45.63(c)       74.13        108.86         97.16          95.42        89.23
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      17,460         17,218        19,778        22,067          9,656        3,746

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(C) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              The Portfolios  53

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--General:

Dreyfus   LifeTime  Portfolios,  Inc.  (the  "fund") is  registered  under  the
Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three diversified Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation ("Dreyfus") serves as each Portfolio's investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Financial Corporation. Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Financial Corporation, serves as each Portfolio's sub-investment adviser.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares:
Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

54


NOTE 2--Significant Accounting Policies:

(A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) , but excluding most debt securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Most debt securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors

(B) FOREIGN CURRENCY TRANSACTIONS: Each Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

                                                              The Portfolios  55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio received net earnings credits of $245, $334 and $33, respectively, during the period ended March 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Each portfolio may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus as shown in the portfolios' Statements of Investments. Each portfolio will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each portfolio would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

56


Each Portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and each Portfolio' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with each Portfolio's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

(E) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover of that Portfolio, such gain will not be distributed.

(F) FEDERAL INCOME TAXES: It is the policy of each Portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and
                                                              The Portfolios  57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

excise taxes. For federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

The following summarizes each portfolio' s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2002:



                                                             2009 ($)((+))                  2010 ($)((+))                 TOTAL ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                                 730,713                   5,513,848                    6,244,561

Growth and
    Income Portfolio                                             199,365                  30,212,073                   30,411,438

Growth Portfolio                                                 529,200                  18,379,875                   18,909,075

((+))  IF NOT APPLIED, THE CARRYOVERS EXPIRE IN THE ABOVE YEARS.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2002 for the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio, respectively, were as follows: ordinary income $5,109,255, $9,678,115 and $1,350,067. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 3--Bank Line of Credit:

Each Portfolio participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each Portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a Portfolio based on prevailing market rates in effect at the time of borrowings. During the period ended March 31, 2003, none of the Portfolios borrowed under the Facility.

NOTE 4--Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(A) Pursuant to an investment advisory agreement (the "Agreement") with Dreyfus, the Investment Advisory fee is computed on the value of each Portfolio's average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

58

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity, Dreyfus has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                           ANNUAL FEE AS A PERCENTAGE OF
TOTAL PORTFOLIO NET ASSETS          AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO
--------------------------------------------------------------------------------

0 to $600 million                                    .35 of 1%

$600 million up to $1.2 billion                      .25 of 1%

$1.2 billion up to $1.8 billion                      .20 of 1%

In excess of $1.8 billion                            .15 of 1%

(B) Under the Shareholder Services Plan, each Portfolio pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio' s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each Portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended March 31, 2003, each Portfolio's Investor Class was charged the following pursuant to the Shareholder Services Plan:


                  Income Portfolio                    $  21,951

                  Growth and Income Portfolio           161,391

                  Growth Portfolio                       22,380

Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended March 31, 2003, each Portfolio was charged the following pursuant to the transfer agency agreement:


                  Income Portfolio                     $  3,949

                  Growth and Income Portfolio            14,977

                  Growth Portfolio                        3,516

                                                              The Portfolios  59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Each Portfolio compensates Mellon under a custody agreement for providing custodial services for each Portfolio. During the period ended March 31, 2003, each Portfolio was charged the following pursuant to the custody agreement:


                  Income Portfolio                     $  6,470

                  Growth and Income Portfolio            17,626

                  Growth Portfolio                        7,949

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who was not an "affiliated person" as defined in the Act received an annual fee of $45,000 and an attendance fee of $5,000 for each in person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in person meeting. These fees are allocated among the funds in that Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 5--Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2003:

                                      PURCHASES ($)  SALES ($)
                                     --------------------------

        Income Portfolio                14,702,406   13,090,941

        Growth and Income Portfolio     82,717,875   94,785,388

        Growth Portfolio                21,170,854   21,038,984

Each Portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a


60

portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, a Portfolio recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2003, are set forth in the Statements of Financial Futures.

The following summarizes accumulated net unrealized appreciation (depreciation) on investments for each Portfolio at March 31, 2003:



                                                                 GROSS                         GROSS
                                                           APPRECIATION ($)             (DEPRECIATION) ($)                  NET ($)
------------------------------------------------------------------------------------------------------------------------------------

Income Portfolio                                                   4,806,228                      171,544                 4,634,684

Growth and Income Portfolio                                       13,777,571                   10,675,095                 3,102,476

Growth Portfolio                                                   2,962,684                    3,406,668                 (443,984)


At March 31, 2003 the cost of investments of each Portfolio for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                                              The Portfolios  61





                  For More Information




                        Dreyfus LifeTime
                        Portfolios, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Investment Adviser

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Sub-Investment Adviser

                        Mellon Equity
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166




To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  DRPSA0303